Debt - Components of Long-term Debt - Footnote G (Parenthetical) (Detail) (3.88% Senior Secured Notes Series A & B [Member]) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD
Debt Instrument [Line Items]
Value of locomotive units and other rolling stock used as collateral		127
Final repayment of principal amount	$ 69
Maturity	2026-12